Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.63%
New York–99.95%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,804,832

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,647,669

Series 2018 B, RB(a)	5.00%	12/15/2033	335	351,715

Series 2018 B, RB(a)	5.00%	12/15/2034	250	261,005

Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	90	89,369

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,455	1,301,571

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	330,552

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,759,245

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2029	1,195	1,044,626

Series 2021, Ref. RB	4.00%	07/01/2030	1,245	1,067,674

Series 2021, Ref. RB	4.00%	07/01/2031	1,295	1,087,592

Series 2021, Ref. RB	4.00%	07/01/2051	17,805	11,334,720

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	310,540

Series 2016 A, Ref. RB	5.00%	05/01/2028	400	413,277

Series 2016 A, Ref. RB	5.00%	05/01/2029	550	566,838

Series 2016 A, Ref. RB	5.00%	05/01/2030	350	359,928

Series 2016 A, Ref. RB	5.00%	05/01/2031	350	359,591

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	204,458

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,602,488

Series 2022 A, Ref. RB	5.00%	12/01/2052	5,000	4,844,860

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,269,699

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,970,853

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,105,213

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,061,536

Battery Park (City of), NY Authority (Sustainability Bonds); Series 2019, RB	4.00%	11/01/2044	4,000	3,959,589

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,763,433

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,262,327

Series 2020 B, RB	4.00%	11/01/2055	6,400	5,118,962

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	1,926,575

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	25,025,827

Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	843,268

Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,226,178

Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,113,751

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,152,523

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,267,225

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,523,445

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	869,693

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	145,523

Series 2018, Ref. RB	5.00%	10/01/2033	150	155,487

Series 2018, Ref. RB	5.00%	10/01/2037	500	510,796

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,044,294

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	$825	$795,041

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	315,144

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	157,572

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	220,601

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	257,305

Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	501,678

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,548,269

Series 2018, RB	5.00%	06/01/2048	2,415	2,426,959

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,011,485

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	514,875

Series 2019, RB	4.00%	07/01/2049	1,300	1,182,907

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	549,513

Series 2022 A, RB	5.00%	07/01/2056	450	439,567

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	933,512

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,568,861

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,526,045

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	517,971

Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,139,536

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,138,298

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,103,535

Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,330,260

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	610	498,926

Series 2021 A, RB	4.00%	06/15/2051	735	549,856

Series 2021 A, RB	4.00%	06/15/2056	530	382,394

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	795	802,453

Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,400,331

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,335,572

Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,088,139

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,426,634

Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	736,767

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,172,542

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(f)	6.50%	07/01/2052	9,820	9,623,558

Series 2022, RB(f)	6.50%	07/01/2057	10,430	10,041,436

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,078,012

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,413,875

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	204,151

Series 2014, RB	5.00%	05/01/2039	250	253,903

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	535,815

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	565,836

Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,154

Series 2006, GO Bonds	5.00%	06/01/2025	105	105,219

Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	115	115,297

Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,518,674

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
City of New York NY;
Series 2022, GO Bonds(g)	4.00%	03/01/2047	$18,000	$17,179,956

Series 2022, GO Bonds (INS - BAM)(b)(g)	4.00%	03/01/2050	28,830	27,470,328

Series 2022, GO Bonds(g)	4.00%	08/01/2050	10,000	9,453,471

City of Yonkers NY;
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2040	1,680	1,819,625

Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2042	1,105	1,188,462

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	869,339

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(f)	5.00%	07/01/2040	1,000	948,385

Series 2020 A, Ref. RB(f)	5.00%	07/01/2045	4,550	4,213,335

Series 2020 A, Ref. RB(f)	5.00%	07/01/2051	4,500	4,081,505

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	1,135	1,197,399

Series 2021, Ref. RB	4.00%	07/01/2036	1,040	977,675

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,078,945

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,237,950

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,301,645

Series 2016 B, RB	4.00%	07/01/2034	6,410	6,096,873

Series 2016 B, RB	5.00%	07/01/2035	2,715	2,769,526

Series 2016 B, RB	5.00%	07/01/2046	25,775	25,809,103

Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,153,391

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,407,948

Series 2022, RB	4.00%	07/01/2049	9,370	8,753,476

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,085,819

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	897,319

Series 2017, Ref. RB	5.00%	07/01/2036	840	891,857

Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,275,480

Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,650,942

Series 2020, Ref. RB	5.00%	07/01/2045	5,000	5,307,359

Series 2020, Ref. RB	4.00%	07/01/2049	5,000	4,588,765

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,185	1,052,555

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,140	1,992,073

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,858,224

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,215,376

Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	10,415,315

Series 2006 A, RB(c)(f)	0.00%	06/01/2060	200,000	10,946,040

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	311,830

Series 2019, RB(a)	4.00%	06/01/2025	910	924,255

Series 2019, RB(a)	4.00%	06/01/2026	950	968,371

Series 2019, RB(a)	4.00%	06/01/2027	985	1,005,004

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	11,400	11,599,189

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(f)(h)	5.50%	07/01/2044	5,495	4,918,448

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,706,522

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,646,987

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	$1,700	$1,734,465

Series 2014, RB	5.00%	07/01/2034	1,500	1,521,811

Series 2014, RB	5.00%	07/01/2039	1,250	1,262,570

Series 2014, RB	5.00%	07/01/2044	1,000	1,008,118

Series 2017, Ref. RB	5.00%	07/01/2029	475	497,398

Series 2017, Ref. RB	5.00%	07/01/2030	425	443,205

Series 2017, Ref. RB	5.00%	07/01/2031	390	405,710

Series 2017, Ref. RB	5.00%	07/01/2032	700	726,086

Series 2017, Ref. RB	5.00%	07/01/2035	730	750,201

Series 2017, Ref. RB	5.00%	07/01/2036	570	584,316

Series 2017, Ref. RB	5.00%	07/01/2038	650	663,016

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	35,700	37,320,473

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	11,000	11,521,071

Series 2017 A, Ref. RB	4.00%	02/15/2044	26,535	25,757,530

Series 2017 A, Ref. RB	5.00%	02/15/2045	50,630	52,727,707

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	28,445	27,423,901

Series 2017 XF0550, Revenue Ctfs.(g)	5.00%	02/15/2042	26,500	27,702,872

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2035	4,500	4,636,298

Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,458,574

Series 2021 A, Ref. RB	4.00%	02/15/2039	8,720	8,731,267

Series 2021 A, Ref. RB	4.00%	02/15/2043	2,095	2,045,783

Series 2021 A, Ref. RB	4.00%	02/15/2044	12,200	11,842,542

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	774,743

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,111,512

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	449,547

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,001,750

Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2023	505	511,863

Series 2014, GO Bonds	5.00%	10/15/2024	530	544,696

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	12,627,280

Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	14,876,103

Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,646,599

Series 2016 B, Ref. RB	5.00%	09/01/2041	12,335	12,900,994

Series 2016, Ref. RB	5.00%	09/01/2035	6,280	6,647,107

Series 2017, RB	5.00%	09/01/2029	750	816,629

Series 2017, RB	5.00%	09/01/2030	1,500	1,632,524

Series 2017, RB	5.00%	09/01/2037	3,405	3,621,424

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	14,723,139

Series 2017, RB	5.00%	09/01/2047	12,925	13,456,314

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	26,082,573

Series 2018, RB	5.00%	09/01/2032	2,815	3,079,706

Series 2018, RB	5.00%	09/01/2036	2,000	2,147,660

Series 2018, RB	5.00%	09/01/2037	7,000	7,480,819

Series 2018, RB	5.00%	09/01/2038	5,000	5,328,056

Series 2018, RB	5.00%	09/01/2039	4,000	4,255,600

Series 2019 A, RB	4.00%	09/01/2038	1,000	997,912

Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,188,776

Series 2021 A, Ref. RB	5.00%	09/01/2035	2,275	2,561,371

Series 2021 A, Ref. RB	5.00%	09/01/2036	2,000	2,213,662

Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	2,965,015

Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,655,906

Series 2021 A, Ref. RB	4.00%	09/01/2041	2,030	1,976,866

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2021 A, Ref. RB	4.00%	09/01/2042	$3,000	$2,913,044

Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2023	200	200,000

Series 2012 A, Ref. RB	5.00%	11/15/2024	115	115,141

Series 2012 A, Ref. RB	5.00%	11/15/2025	1,335	1,336,642

Series 2012 A, Ref. RB	5.00%	11/15/2026	525	525,646

Series 2012 A, Ref. RB	5.00%	11/15/2027	375	375,452

Series 2012 A, Ref. RB	5.00%	11/15/2028	340	340,405

Series 2012 A, Ref. RB	5.00%	11/15/2031	11,090	11,101,295

Series 2012 F, Ref. RB	4.00%	11/15/2023	500	500,000

Series 2012 F, Ref. RB	5.00%	11/15/2024	450	450,479

Series 2012 H, RB	5.00%	11/15/2025	1,350	1,351,400

Series 2013 C, RB	5.00%	11/15/2038	4,000	4,004,841

Series 2014 B, RB	5.25%	11/15/2039	5,135	5,169,097

Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	19,055,086

Series 2015 B, RB	5.25%	11/15/2055	9,000	9,060,077

Series 2016 C-1, RB	5.00%	11/15/2056	16,170	15,723,365

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,024,211

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,356,823

Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	5,807,780

Series 2017 XF0564, Revenue Ctfs.(g)	5.25%	11/15/2057	21,000	22,033,729

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	6,729,790

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2050	23,835	21,778,414

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,056,580

Series 2017 B-1, RB	5.25%	11/15/2057	4,505	4,726,760

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	19,279,613

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	26,219,727

Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	1,550,561

Series 2019 A-2, RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	8,272,023

Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	514,683

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,150,212

Subseries 2016 B-1, RB	5.00%	11/15/2036	3,955	4,142,386

Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,669,929

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	385,496

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	907,740

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,024

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,507

Series 2017, RB	5.00%	12/01/2046	5,000	5,054,454

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,909,811

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,085	1,718,253

Series 2015, RB	5.00%	05/01/2030	1,000	1,048,859

Series 2015, RB	5.00%	05/01/2031	1,500	1,571,858

Monroe County Industrial Development Corp. (Social Bond);
Series 2022, RB(f)	5.88%	07/01/2052	1,000	963,335

Series 2022, RB(f)	6.00%	07/01/2057	1,000	961,967

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	4,455	3,771,448

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	695	696,233

Series 2011, RB	6.00%	06/01/2034	1,495	1,497,885

Series 2014 A, RB	5.00%	06/01/2029	500	510,958

Series 2014 A, RB	5.50%	06/01/2034	960	985,371

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,534,606

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	$180	$189,729

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,571,908

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,866,501

Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,076,861

Series 2020 A, RB	4.00%	07/01/2050	51,550	48,353,106

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(f)	0.00%	06/01/2061	400,000	14,690,280

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,785,846

Series 2016 A, RB	5.00%	11/15/2056	78,245	78,247,308

Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,045,322

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,516,382

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	22,435	23,397,803

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	8,510	8,989,671

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	11,600	12,156,259

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	5,000	5,288,527

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $637,477)(h)	5.00%	01/01/2058	546	269,021

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(f)(h)	9.00%	01/01/2041	270	225,239

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	306,130

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,214,357

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	904	885,260

Series 2006 A-3, RB	5.00%	06/01/2035	750	698,130

Series 2006 A-3, RB	5.13%	06/01/2046	615	568,451

Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	18,659,527

Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	32,475,983

Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	1,909,148

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,570,944

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,272,329

New York & New Jersey (States of) Port Authority;
Series 2012, RB	4.00%	01/15/2042	720	709,628

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,198,595

Series 2017 XF0565, Revenue Ctfs.(g)	5.25%	11/15/2056	28,000	29,358,445

Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	10,011,131

Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,705,958

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	17,879,457

Series 2019, RB	4.00%	11/01/2041	600	594,277

Series 2019, RB(a)	4.00%	11/01/2047	25,350	23,182,565

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,618,635

Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,270,562

Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	3,515,799

Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,076,325

Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,527,785

Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,024,266

Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	12,475	13,066,049

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,458,855

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	22,990	24,282,585

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,114,372

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,260,081

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	$5	$5,057

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,025

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,538

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,857

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,012

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,126,255

Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,202,016

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,050,150

Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	550,642

Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,094,078

Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	26,219,592

Series 2018 XF2569, Revenue Ctfs.(g)	5.00%	06/15/2048	20,000	21,094,112

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	636,859

Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	4,580,377

Series 2019 CC-1, RB	4.00%	06/15/2040	2,305	2,307,742

Series 2019 DD-1, RB	4.00%	06/15/2049	9,885	9,432,715

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,338,147

Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	3,545	3,540,550

Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,268,822

Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	4,480,561

Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	3,741,826

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,577,669

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,000	11,341,884

Series 2020 EE, Ref. RB	4.00%	06/15/2042	15,815	15,795,149

Series 2020, Ref. RB	5.00%	06/15/2050	8,500	9,070,269

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,478,667

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,197,985

Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,649,211

Series 2022 CC-1, RB	4.00%	06/15/2052	15,055	14,217,981

Series 2022-XF1297, RB(g)	4.00%	06/15/2052	35,000	33,054,091

Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10,000	10,485,225

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	1,984,088

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	9,473,204

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	933,648

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,809,773

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,359,429

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,235,462

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,529,431

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,310,366

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,859,055

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	695	607,881

Series 1998, RB	6.38%	11/01/2028	1,735	1,515,781

New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	525	477,809

Series 2005 E-2, RB	6.13%	11/01/2035	2,455	1,844,862

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	3,245	3,068,278

New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	5,170	4,957,123

New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program); Series 1999 A-1, RB	6.65%	07/01/2023	140	139,345

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,550	6,616,372

New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB	4.00%	03/01/2045	16,450	14,857,048

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,273,316

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	$650	$684,308

Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	5,394,699

Series 2018 S-1, RB	5.00%	07/15/2043	24,000	25,316,117

Series 2018 S-3, RB	5.00%	07/15/2043	885	933,532

Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,249,697

Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,129,164

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,437,872

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,582,560

Series 2020 A-3, RB	4.00%	05/01/2044	11,000	10,600,667

Series 2020 C-1, RB	4.00%	05/01/2036	1,950	1,976,521

Series 2020 C-1, RB	4.00%	05/01/2037	3,375	3,392,517

Series 2020 C-1, RB	4.00%	05/01/2038	3,565	3,567,221

Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,148,898

Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,395,696

Series 2020 D, RB	4.00%	11/01/2043	9,575	9,267,301

Series 2020, RB	4.00%	05/01/2042	8,000	7,789,601

Series 2020, RB	4.00%	05/01/2045	2,000	1,919,848

Series 2020, RB	4.00%	05/01/2046	23,000	21,961,292

Series 2020, RB	4.00%	05/01/2047	7,000	6,655,515

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,715,992

Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,277,867

Series 2022 F-1, RB	5.00%	02/01/2043	10,000	10,853,980

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,704,068

Series 2022 F-1, RB	5.00%	02/01/2047	4,000	4,292,001

Series 2022, RB	5.00%	02/01/2047	9,955	10,681,717

Series 2022-XF1305, RB(g)	5.00%	02/01/2047	20,500	21,996,504

Series 2022-XX1187, RB(g)(i)	4.00%	05/01/2043	23,055	22,325,291

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	987,475

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,022,202

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	334,323

Series 2019, Ref. RB	5.00%	12/01/2036	700	774,270

New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	1,839,118

Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	1,940,280

Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,453,592

Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	1,988,489

Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,323,177

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	1,375	1,563,391

Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	1,944,901

Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,361,015

Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,074,297

Series 2020 A, Ref. RB	4.00%	12/01/2035	950	949,340

New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	201,227

Series 2021 A, RB	4.00%	01/01/2039	275	275,512

Series 2021 A, RB	4.00%	01/01/2040	350	348,265

Series 2021 A, RB	4.00%	01/01/2041	220	217,132

Series 2021 A, RB	4.00%	01/01/2046	725	698,702

Series 2021 A, RB	4.00%	01/01/2051	1,085	1,028,886

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	$115	$115,251

Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	795	773,814

Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,250

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	639,089

Series 2016 A, Ref. RB	5.00%	07/01/2036	275	286,242

Series 2017 A, RB	5.00%	03/15/2041	2,970	3,123,668

Series 2017 A, RB	4.00%	03/15/2046	15,965	15,111,016

Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	11,009

Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,270,257

Series 2018 A, RB	4.00%	07/01/2035	1,125	1,141,471

Series 2018 A, RB	5.00%	07/01/2038	4,580	4,932,542

Series 2018 A, RB	5.00%	07/01/2040	4,835	5,166,703

Series 2018 A, RB	5.00%	07/01/2048	5,890	6,228,271

Series 2019 A, RB	5.00%	10/01/2034	820	884,542

Series 2019 A, RB	4.00%	07/01/2045	15,280	14,946,581

Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,571,221

Series 2020 D, Ref. RB	4.00%	02/15/2047	13,575	12,929,533

Series 2021 A, Ref. RB	4.00%	03/15/2040	5,750	5,699,942

Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,868,858

Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	25,051,775

Series 2021 E, Ref. RB	4.00%	03/15/2047	4,575	4,357,037

Series 2022 A, RB	4.00%	03/15/2049	19,880	18,794,379

Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,374,910

Series 2022, RB(g)	4.00%	03/15/2049	26,425	24,981,965

Series 2022, RB(g)	4.00%	07/01/2049	22,500	21,366,531

Series 2022-XX1188, RB(g)(i)	5.00%	07/01/2049	25,540	27,369,711

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	10,325	8,048,769

Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	4,010	3,327,359

New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	631,550

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	616,546

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,143,635

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,185,003

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	6,308,942

New York (State of) Dormitory Authority (Bidding Group 4);
Series 2018 A, RB	5.00%	03/15/2044	12,830	13,528,946

Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,865,468

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	426,663

Series 2012 B, RB	5.00%	07/01/2032	260	221,865

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	477,547

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,015

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	791,685

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	870,246

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	651,941

New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	135,357

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,635,728

New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	26,197

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	972,906

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	$200	$205,197

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,236,691

Series 2017, Ref. RB	5.00%	07/01/2030	650	695,253

Series 2017, Ref. RB	5.00%	07/01/2031	800	852,892

Series 2017, Ref. RB	5.00%	07/01/2032	750	798,237

Series 2017, Ref. RB	4.00%	07/01/2033	415	424,838

Series 2020, RB	4.00%	07/01/2046	1,555	1,477,850

Series 2020, RB	4.00%	07/01/2050	37,360	34,958,417

Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	7,650,038

New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,628,944

New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	7,935	7,501,680

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	154,608

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,846,593

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,179,010

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	514,817

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,279,773

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	1,000	988,462

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	445	452,551

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,630,974

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	4,902,984

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,781,091

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,688,919

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	40,441,396

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,017

New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	145	153,245

Series 2015, Ref. RB	5.00%	07/01/2040	1,955	1,984,191

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,617,560

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,594,024

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,557,523

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,684,012

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,950,634

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,443,589

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,400,005

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	7,701,955

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,211,532

Series 2016 A, RB	4.00%	07/01/2039	625	621,799

Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,058,785

Series 2019 A, RB	5.00%	07/01/2042	4,260	4,609,349

Series 2019 A, RB	5.00%	07/01/2049	8,600	9,216,113

Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,352,104

Series 2021 A, Ref. RB	4.00%	07/01/2046	6,000	5,840,677

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,557,773

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,518,243

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	$425	$410,928

Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,264,274

Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	1,938,180

Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,212,750

Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,716,002

Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,300	1,302,756

Series 2017, Ref. RB(f)	5.00%	12/01/2036	2,100	2,110,058

Series 2017, Ref. RB(f)	5.00%	12/01/2037	800	802,148

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	20,201

Series 2013 A, RB	5.00%	05/01/2029	980	982,219

New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	513,780

Series 2016, Ref. RB	5.00%	07/01/2046	500	509,026

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	13,835	12,988,353

Series 2019 A, RB	5.00%	07/01/2049	5,640	5,976,571

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,323,683

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,234,891

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	31,125	33,048,466

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	413,283

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	206,790

Series 2021, RB	5.00%	07/01/2051	750	768,048

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2019 A, RB	4.00%	07/01/2049	5,180	4,872,211

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,139,329

Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	17,443,240

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(f)(h)	5.38%	10/01/2042	7,540	5,739,674

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,972,547

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,494,702

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	4,037,902

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,608,507

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,757,081

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,094,213

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	22,919,786

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	110	110,093

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	02/15/2035	2,080	2,082,779

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,893

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	25,620	24,639,674

Series 2020 A, Ref. RB	4.00%	11/15/2060	39,155	36,581,314

New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2047	5,000	4,824,801

Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2052	11,170	10,598,373

Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	9,264,241

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	$1,620	$1,652,930

Series 2016 A, RB	5.00%	01/01/2051	27,580	28,133,735

Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,148,493

Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,018,149

Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,279,763

Series 2019 B, RB	4.00%	01/01/2045	21,185	19,962,244

Series 2019 B, RB	4.00%	01/01/2050	13,815	12,759,176

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	42,148,800

Series 2020 N, RB	5.00%	01/01/2040	11,555	12,371,179

Series 2020 N, RB	4.00%	01/01/2044	11,465	10,983,131

Series 2021 O, Ref. RB	4.00%	01/01/2043	15,000	14,374,968

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,695,212

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2055	8,750	9,309,695

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	5,000	4,848,897

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,817,489

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	13,776,015

New York (State of) Thruway Authority (Group 2);
Series 2020 N, RB	4.00%	01/01/2045	5,000	4,765,743

Series 2021 O, Ref. RB	4.00%	01/01/2048	12,500	11,657,255

New York (State of) Utility Debt Securitization Authority;
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,794,051

Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,551,583

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,217,661

Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	962,107

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,723,440

New York City Municipal Water Finance Authority; Series 2022 AA-1, RB	5.25%	06/15/2052	15,000	16,530,029

New York City Transitional Finance Authority Building Aid Revenue; Series 2018 S-1, RB	5.00%	07/15/2045	10,000	10,524,286

New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2022, RB(g)	4.00%	11/01/2042	11,000	10,705,912

Series 2022, RB(g)	4.00%	11/01/2043	19,000	18,389,422

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,599,202

Series 2015, Ref. RB	5.00%	11/15/2045	8,190	8,324,584

Series 2016 A, RB	5.00%	11/15/2041	4,220	4,324,299

Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,048,284

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,260	2,261,019

Series 2000 A, RB	6.63%	06/01/2042	19,230	19,237,382

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	910	928,137

Series 2001, RB	5.75%	06/01/2043	8,890	9,067,412

New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,194,861

Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	11,219,213

Series 2010 A, RB(f)	6.25%	06/01/2041	13,700	13,704,965

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,333,882

Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	889,648

Series 2005 S-3, RB(c)	0.00%	06/01/2055	219,195	15,549,649

Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	715,900	24,431,591

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	$3,005	$3,073,003

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,515	2,554,068

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,127,794

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	12,826,160

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,532,721

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,016,562

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	887,880

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	1,505	1,422,540

Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	419,394

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.00%	09/15/2043	5,000	4,090,783

Series 2022, Ref. RB	3.13%	09/15/2050	5,000	3,883,165

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,669,279

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,096,940

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	76,200	83,713,427

Series 2007, RB	5.50%	10/01/2037	11,445	12,814,747

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,240,156

Series 2021 A, Ref. RB	2.88%	11/15/2046	21,990	15,517,727

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,530,795

New York State Dormitory Authority;
Series 2022 XF3043, RB(g)	4.00%	03/15/2046	30,485	29,198,548

Series 2022 XF3044, RB(g)	4.00%	02/15/2049	20,000	18,909,706

New York State Environmental Facilities Corp.;
Series 2013 A, RB	5.00%	06/15/2032	2,685	2,720,015

Series 2017, RB	5.00%	06/15/2047	9,900	10,441,961

Series 2018 XF2586, Revenue Ctfs.(g)	5.00%	06/15/2047	20,000	21,094,870

Series 2022, RB	5.00%	09/15/2047	20,000	21,980,460

Series 2022, RB	5.25%	09/15/2052	18,000	20,120,431

Series 2022-XF1298, RB(g)	5.00%	06/15/2051	14,145	15,457,083

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	5,282,743

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,072,870

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	748,180

New York State Thruway Authority;
Series 2022 A, RB	4.00%	03/15/2049	4,200	3,920,723

Series 2022, RB	5.00%	03/15/2054	5,000	5,323,959

New York State Urban Development Corp.;
Series 2020 C, Ref. RB	4.00%	03/15/2037	5,100	5,115,799

Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,462,557

Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,207,451

Series 2022 A, RB	5.00%	03/15/2046	11,435	12,335,589

Series 2022 A, RB	5.00%	03/15/2047	8,565	9,224,938

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2040	16,500	13,993,728

New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,440,977

Series 2021, Ref. RB	4.00%	03/15/2044	20,125	19,506,341

Series 2021, Ref. RB	4.00%	03/15/2046	38,000	36,504,749

Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,552,583

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	5,465	5,465,369

Series 2016, Ref. RB(a)	5.00%	08/01/2031	14,505	14,505,161

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,862,762

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	$7,610	$7,648,255

Series 2020, RB(a)	5.00%	10/01/2040	10,000	9,999,309

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	6,255	6,022,876

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	8,845	8,479,011

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,278,155

Series 2016 A, RB(a)	5.00%	07/01/2041	24,250	24,302,778

Series 2016 A, RB(a)	5.25%	01/01/2050	37,970	38,091,041

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	7,624,931

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	573,864

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,036,949

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,205,454

Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,592,893

Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,685,635

Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,081,970

Series 2020, Ref. RB	5.00%	12/01/2036	1,610	1,669,032

Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,093,646

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,013,481

Series 2022, RB(a)	5.00%	12/01/2040	11,000	10,960,909

Series 2022, RB(a)	5.00%	12/01/2041	8,000	7,910,488

Series 2022, RB(a)	5.00%	12/01/2042	5,000	4,925,919

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	4,577,615

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	714,370

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	735,649

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	810,874

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	773,636

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	738,301

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	276,203

North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	947,244

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	2,800,273

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,445,193

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,251,558

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	10,706,184

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	103,163

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,091,819

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,204,907

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,257,806

Series 2019, Ref. RB	5.00%	07/01/2032	775	799,120

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,375,774

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,438,541

Series 2019, Ref. RB	4.00%	07/01/2039	760	662,344

Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,111,526

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,333,555

Series 2017, Ref. RB	5.00%	05/01/2034	840	858,635

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,167,682

Series 2017, Ref. RB	5.00%	05/01/2040	650	656,633

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	1,055	1,037,530

Series 2019, Ref. RB	5.00%	12/01/2045	18,650	20,192,864

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,406,534

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	$450	$458,536

Series 2021, RB	5.00%	07/01/2051	600	607,935

Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(b)	5.38%	12/01/2026	1,310	1,312,664

Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(b)	5.38%	12/01/2026	4,835	4,845,709

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,010	3,231,516

Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,315,527

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,383,006

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,024,003

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,783,057

Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,544,947

Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	10,923,237

Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	4,997,142

Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	9,828,633

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,420	2,425,924

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,527,764

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	12/01/2036	2,500	2,504,368

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,322,918

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	4.00%	12/15/2046	3,780	3,519,807

Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,567,583

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	731,891

Series 2005 A, RB(c)(f)	0.00%	08/15/2045	3,855	1,035,214

Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,487,923

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,695,239

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,862,582

Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	11,030,767

Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,074,286

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021, Ref. RB	5.00%	09/01/2039	520	543,474

Series 2021, Ref. RB	5.00%	09/01/2041	200	208,141

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,282,625

Series 2012, RB	5.00%	07/01/2031	1,355	1,357,779

Series 2016 A, Ref. RB	5.00%	07/01/2036	540	562,994

Series 2022, RB	5.25%	07/01/2041	440	482,446

Series 2022, RB	5.25%	07/01/2042	425	465,059

Series 2022, RB	5.25%	07/01/2047	1,820	1,969,217

Series 2022, RB	5.25%	07/01/2052	2,500	2,683,159

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	220	196,189

Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	5,240	5,242,822

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,910	3,498,292

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	424,167

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	350	314,013

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	$40,865	$36,309,259

Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,830	5,180,056

Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,760	5,117,860

Series 2016 D-2, RB(f)	5.35%	11/01/2049	3,780	3,358,595

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(k)	5.00%	07/01/2032	3,125	1,546,875

Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	400,819

Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,515,063

Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	21,156,358

Series 2017 A, RB	5.00%	11/15/2037	4,455	4,729,627

Series 2017 A, RB	5.00%	11/15/2038	1,515	1,602,136

Series 2017 A, RB	5.00%	11/15/2047	17,095	17,793,909

Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,002,851

Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	9,623,391

Series 2018 XF2587, Revenue Ctfs.(g)	5.00%	11/15/2044	20,000	21,000,804

Series 2018, RB	5.00%	11/15/2045	10,000	10,500,552

Series 2019 C, RB	4.00%	11/15/2041	1,500	1,481,785

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	52,685	56,005,609

Series 2022 D-2, RB	5.50%	05/15/2052	5,350	6,085,645

Series 2022 XF1402, RB(g)	4.00%	11/15/2043	21,500	21,013,203

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	15,800	14,736,243

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2044	3,000	3,150,121

Series 2019 A, RB	5.00%	11/15/2049	17,800	18,813,167

Series 2020 A, RB	5.00%	11/15/2049	11,730	12,456,093

Series 2020 A, RB	4.00%	11/15/2054	5,975	5,484,900

Series 2020 A, RB	5.00%	11/15/2054	4,850	5,108,082

Series 2021 A, RB	5.00%	11/15/2051	27,570	29,267,217

Series 2021 A, RB	5.00%	11/15/2056	4,100	4,326,644

Series 2022 A, Ref. RB	4.00%	05/15/2051	16,800	15,925,405

Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2022, RB(g)	5.25%	05/15/2057	20,000	21,974,424

Series 2022, RB(g)	5.25%	05/15/2062	30,000	32,961,636

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	10,296,703

Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	13,173,079

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,374,972

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,056,456

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	750	605,316

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	411,716

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,063	4,079,102

Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	3,875,233

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,897,024

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,109,890

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,326,260

Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	509,816

Series 2022, Ref. RB	5.00%	01/01/2037	525	525,707

Series 2022, Ref. RB	5.00%	01/01/2041	520	512,433

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,423,603

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,375,229

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,159,935

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,178,510

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	$1,500	$1,386,578

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	30,539,909

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,468,908

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,310,798

Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	837,628

Series 2021 A, RB	4.00%	04/01/2046	1,400	1,352,866

Series 2021 A, RB	4.00%	04/01/2051	3,750	3,579,336

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	5,140	3,892,880

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	389,237

Series 2019 A, RB	5.00%	10/15/2049	640	570,676

Series 2019 A, RB	5.00%	10/15/2054	465	408,765

				4,539,080,928

Puerto Rico–8.26%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	5	5,002

Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	42,028,819

Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	29,909,826

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	890	817,531

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	1,879,557

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,486	1,492,284

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,006,082

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,007,620

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	2,961,219

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	2,882,174

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	4,829,595

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,039,610

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,715,552

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,243,059

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	8

Series 2022, RB	0.00%	11/01/2051	26,532	11,873,312

Series 2022, RB	0.00%	11/01/2051	361	347,629

Series 2022, RB	0.00%	11/01/2051	7,378	968,357

Subseries 2022, RN	0.00%	11/01/2043	14,117	6,440,953

Subseries 2022, RN	0.00%	11/01/2051	62,448	22,168,921

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	8,470	8,640,729

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,004,323

Series 2022 A, Ref. RB(f)	5.00%	07/01/2037	2,500	2,463,280

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (Acquired 06/26/2013; Cost $494,700) (INS - NATL)(b)(h)	5.00%	07/01/2024	510	512,049

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(k)	5.30%	07/02/2035	4,945	3,461,500

Series 2003 G, RB(k)	5.00%	07/01/2033	8,980	1,818,450

Series 2003 G, RB(k)	5.00%	07/01/2042	1,840	372,600

Series 2003 H, Ref. RB(k)	5.45%	07/01/2035	1,120	226,800

Series 2003, RB(k)(l)	5.00%	07/03/2028	9,515	95

Series 2005 K, RB(k)	5.00%	07/01/2027	6,500	1,316,250

Series 2005 K, RB(k)	5.00%	07/01/2030	1,145	231,862

Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,604,356

Series 2005 L, Ref. RB (INS - FGIC)(b)(m)	5.25%	07/01/2030	915	886,406

Series 2007 M, RB(k)	5.00%	07/01/2046	25,000	5,062,500

Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,231,717

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	$700	$725,125

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,145	5,025,055

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution

Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	650,874

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,452

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011-06/26/2013; Cost $11,612,300)(h)(k)	5.50%	08/01/2031	11,810	442,886

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,029,867

Series 2018 A-1, RB(c)	0.00%	07/01/2046	28,000	7,056,703

Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	9,566,166

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,208,004

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	35,538,654

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	14,494,728

Series 2019 A-2, RB	4.54%	07/01/2053	976	851,540

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	11,938,241

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,188,378

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	6,993,895

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,452,437

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,417,060

Series 2006 Q, RB	5.00%	06/01/2036	67,190	63,646,151

				374,876,243

Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	4,890	4,401,878

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	3,980	3,806,085

				8,207,963

Guam–0.12%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	753,400

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,502,964

Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,754,317

Series 2014 A, Ref. RB	5.00%	07/01/2029	325	329,491

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	315	315,769

				5,655,941

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	631,240

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,527,328

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	770	783,797

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,405	2,406,260

				5,348,625

Total Municipal Obligations (Cost $5,324,474,568)				4,933,169,700

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
New York–0.00%
CMS Liquidating Trust; (Cost $1,432,811)(l)(n)	1,401	$70,050

TOTAL INVESTMENTS IN SECURITIES(o)–108.63% (Cost $5,325,907,379)		4,933,239,750

FLOATING RATE NOTE OBLIGATIONS–(7.82)%
Notes with interest and fee rates ranging from 2.45% to 2.47% at 11/30/2022 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057(p)		(355,005,000)

BORROWINGS–(0.95)%		(43,000,000)

OTHER ASSETS LESS LIABILITIES–0.14%		6,058,854

NET ASSETS–100.00%		$4,541,293,604

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $257,094,578, which represented 5.66% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Restricted security. The aggregate value of these securities at November 30, 2022 was $12,107,317, which represented less than 1% of the Fund’s Net Assets.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $36,445,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $14,479,818, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $516,092,614 are held by TOB Trusts and serve as collateral for the $355,005,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,933,169,605	$95	$4,933,169,700

Common Stocks & Other Equity Interests	–	–	70,050	70,050

Total Investments in Securities	–	4,933,169,605	70,145	4,933,239,750

Other Investments - Assets

Investments Matured	–	2,730,000	245,704	2,975,704

Total Investments	$–	$4,935,899,605	$315,849	$4,936,215,454

Invesco Rochester® New York Municipals Fund